Note 6 - Intangibles (Details) - Intangible Assets Acquired - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	$ 2,317,484	$ 153,000
Franchise Rights [Member]
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	1,187,332	81,000
Customer Relationships [Member]
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	$ 286,141	$ 72,000